American Funds® Developing World Growth and
Income Fund
Investment portfolio
February 28, 2025
unaudited

Common stocks 94.32% Financials 24.63%	Shares	Value (000)
Hana Financial Group, Inc.	1,019,473	$41,691
PICC Property and Casualty Co., Ltd., Class H	21,155,386	34,665
Cholamandalam Investment and Finance Co., Ltd.	1,924,025	31,004
Hong Kong Exchanges and Clearing, Ltd.	682,800	30,801
ICICI Bank, Ltd.	1,493,473	20,634
ICICI Bank, Ltd. (ADR)	263,479	7,346
Kotak Mahindra Bank, Ltd.	1,001,447	21,847
Bank Central Asia Tbk PT	42,289,800	21,518
Grupo Financiero Banorte, SAB de CV, Series O	2,921,337	20,586
Halyk Savings Bank of Kazakhstan OJSC (GDR)	511,985	10,363
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	455,937	9,229
Asia Commercial Joint Stock Bank	17,630,605	19,193
AIA Group, Ltd.	2,373,100	18,176
Al Rajhi Banking and Investment Corp., non-registered shares[2]	558,372	14,834
Abu Dhabi Islamic Bank PJSC	3,056,416	14,152
Nova Ljubljanska Banka dd (GDR)	483,101	13,807
Guaranty Trust Holding Co. PLC	307,903,264	12,523
Ping An Insurance (Group) Company of China, Ltd., Class H	1,953,900	11,596
KB Financial Group, Inc.	112,541	6,060
KB Financial Group, Inc. (ADR)	81,239	4,413
360 ONE WAM, Ltd.	879,318	10,080
BSE, Ltd.	160,611	8,549
Grupo Financiero Inbursa, SAB de CV2	2,556,082	5,917
Standard Chartered PLC	355,251	5,712
Banco BTG Pactual SA, units	1,027,988	5,514
Discovery, Ltd.	456,256	5,036
Nu Holdings, Ltd., Class A2	449,737	4,835
HDFC Bank, Ltd.	234,887	4,669
National Bank of Greece SA	470,000	4,377
Shriram Finance, Ltd.	594,435	4,203
Industrial and Commercial Bank of China, Ltd., Class H	5,847,000	4,142
Woori Financial Group, Inc.	355,102	4,033
Patria Investments, Ltd., Class A	251,338	2,848
City Union Bank, Ltd.	1,305,600	2,216
Sberbank of Russia PJSC[3]	17,138,527	— [4]
		436,569
Information technology 18.77%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,666,100	143,308
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	176,670	31,894
SK hynix, Inc.	231,731	31,309
MediaTek, Inc.	647,000	29,529
Samsung Electronics Co., Ltd.	493,792	18,448
HCL Technologies, Ltd.	883,353	15,925
Coforge, Ltd.	166,810	14,069
Advantech Co., Ltd.	910,000	11,234
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Infosys, Ltd.	502,003	$9,785
LITE-ON Technology Corp.	2,628,000	8,453
Tokyo Electron, Ltd.	55,100	8,250
Capgemini SE	35,521	5,541
Tata Consultancy Services, Ltd.	84,748	3,384
Hexaware Technologies, Ltd.[2,5]	141,246	1,305
Hexaware Technologies, Ltd.[2]	26,775	247
		332,681
Consumer discretionary 14.20%
Meituan, Class B2	1,908,300	39,980
BYD Co., Ltd., Class A	441,600	22,015
BYD Co., Ltd., Class H	304,500	14,569
H World Group, Ltd. (ADR)	793,802	28,490
MercadoLibre, Inc.[2]	11,666	24,754
Alibaba Group Holding, Ltd.	1,246,600	20,645
MakeMyTrip, Ltd.[2]	209,019	20,120
JD.com, Inc., Class A	739,900	15,477
PDD Holdings, Inc. (ADR)[2]	123,812	14,076
Shenzhou International Group Holdings, Ltd.	1,714,800	12,506
Nien Made Enterprise Co., Ltd.	602,000	8,066
Trip.com Group, Ltd. (ADR)	108,611	6,156
Maruti Suzuki India, Ltd.	40,319	5,504
Midea Group Co., Ltd., Class A	380,596	3,825
Coupang, Inc., Class A2	157,414	3,731
Lojas Renner SA	1,914,494	3,684
Li Ning Co., Ltd.	1,291,500	2,830
Magazine Luiza SA2	2,146,963	2,607
Galaxy Entertainment Group, Ltd.	604,000	2,474
ITC Hotels, Ltd.[2]	136,992	256
		251,765
Communication services 12.06%
Tencent Holdings, Ltd.	904,202	55,727
NetEase, Inc.	1,297,000	25,947
NetEase, Inc. (ADR)	226,320	22,569
MTN Group, Ltd.	4,857,521	30,748
TIM SA	6,446,308	17,704
KT Corp.	311,212	10,681
KT Corp. (ADR)[6]	182,653	3,134
Bharti Airtel, Ltd.	712,391	12,767
Indus Towers, Ltd.[2]	3,326,089	12,359
América Móvil, SAB de CV, Class B (ADR)	576,530	8,204
Singapore Telecommunications, Ltd.	2,364,800	5,997
Telkom Indonesia (Persero) Tbk PT, Class B	41,554,600	5,949
Indosat Tbk PT	21,229,700	1,901
		213,687
Industrials 6.63%
Shenzhen Inovance Technology Co., Ltd., Class A	2,307,125	22,897
CCR SA, ordinary nominative shares	10,261,811	20,392
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,709,041	18,694
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	616,836	11,627
Rumo SA	3,748,074	10,778
AirTAC International Group	361,700	10,590
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Larsen & Toubro, Ltd.	201,016	$7,279
International Container Terminal Services, Inc.	994,850	5,994
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	477,445	4,590
SM Investments Corp.	197,270	2,602
Wizz Air Holdings PLC[2]	93,457	1,986
		117,429
Materials 4.56%
Anhui Conch Cement Co., Ltd., Class H	7,960,500	21,782
Freeport-McMoRan, Inc.	518,956	19,154
Barrick Gold Corp.	1,078,087	19,136
Sandstorm Gold, Ltd.	1,090,512	6,685
Vale SA (ADR), ordinary nominative shares	609,192	5,745
Fresnillo PLC	390,029	3,672
Loma Negra Compania Industrial Argentina SA (ADR)[2]	312,789	3,300
First Quantum Minerals, Ltd.[2]	105,018	1,303
Alrosa PJSC[3]	9,682,504	— [4]
		80,777
Consumer staples 4.48%
Chongqing Brewery Co., Ltd., Class A	2,208,026	17,058
Godrej Consumer Products, Ltd.	1,335,636	15,361
Carlsberg A/S, Class B	58,822	7,386
Fomento Económico Mexicano, SAB de CV	727,825	6,834
KT&G Corp.	98,378	6,618
ITC, Ltd.	1,369,922	6,199
Varun Beverages, Ltd.	1,129,372	5,615
Tsingtao Brewery Co., Ltd., Class H	806,000	5,395
United Spirits, Ltd.	231,836	3,407
Kweichow Moutai Co., Ltd., Class A	11,573	2,383
First Pacific Co., Ltd.	3,607,500	2,116
Sumber Alfaria Trijaya Tbk PT	7,413,800	983
		79,355
Health care 4.36%
BeiGene, Ltd. (ADR)[2]	59,856	16,269
BeiGene, Ltd.[2]	234,946	5,001
Rede D’Or Sao Luiz SA	4,318,102	19,942
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,041,069	12,897
Max Healthcare Institute, Ltd.	822,668	9,197
Mankind Pharma, Ltd.[2]	269,157	7,063
Innovent Biologics, Inc.[2]	1,057,000	5,512
Legend Biotech Corp. (ADR)[2]	41,654	1,458
		77,339
Real estate 2.35%
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	300,382	7,011
Corp. Inmobiliaria Vesta, SAB de CV	1,983,518	4,643
Emaar Properties PJSC	2,708,207	9,987
Prologis Property Mexico, SA de CV, REIT	2,978,652	9,421
China Resources Land, Ltd.	2,152,500	7,217
Longfor Group Holdings, Ltd.[6]	2,485,000	3,420
		41,699
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Energy 1.99%	Shares	Value (000)
TotalEnergies SE	324,567	$19,559
Adnoc Gas PLC	17,102,141	15,696
Rosneft Oil Co. PJSC[3]	705,296	— [4]
		35,255
Utilities 0.29%
Power Grid Corporation of India, Ltd.	1,763,924	5,079
Total common stocks (cost: $1,427,829,000)		1,671,635
Bonds, notes & other debt instruments 1.60% Bonds & notes of governments & government agencies outside the U.S. 1.24%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL73,100	11,504
Brazil (Federative Republic of) 10.00% 1/1/2031	76,000	10,468
		21,972
Corporate bonds, notes & loans 0.36% Energy 0.36%
Borr IHC, Ltd. 10.00% 11/15/2028[1]	USD6,414	6,395
Total bonds, notes & other debt instruments (cost: $28,703,000)		28,367
Short-term securities 3.56% Money market investments 3.40%	Shares
Capital Group Central Cash Fund 4.37%[7,8]	602,182	60,230
Money market investments purchased with collateral from securities on loan 0.16%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.28%[7,9]	2,889,853	2,890
Total short-term securities (cost: $63,113,000)		63,120
Total investment securities 99.48% (cost: $1,519,645,000)		1,763,122
Other assets less liabilities 0.52%		9,208
Net assets 100.00%		$1,772,330
Investments in affiliates8

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 3.40%
Money market investments 3.40%
Capital Group Central Cash Fund 4.37%[7]	$74,849	$109,272	$123,896	$1	$4	$60,230	$942

American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,624,000, which represented .88% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,305,000, which represented 0.07% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	All or a portion of this security was on loan. The total value of all such securities was $5,524,000, which represented .31% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 2/28/2025.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$51,459	$385,110	$— *	$436,569
Information technology	31,894	300,787	—	332,681
Consumer discretionary	103,618	148,147	—	251,765
Communication services	51,611	162,076	—	213,687
Industrials	47,387	70,042	—	117,429
Materials	55,323	25,454	— *	80,777
Consumer staples	6,834	72,521	—	79,355
Health care	37,669	39,670	—	77,339
Real estate	21,075	20,624	—	41,699
Energy	—	35,255	— *	35,255
Utilities	—	5,079	—	5,079
Bonds, notes & other debt instruments	—	28,367	—	28,367
Short-term securities	63,120	—	—	63,120
Total	$469,990	$1,293,132	$— *	$1,763,122
*
Amount less than one thousand.
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-100-0425
American Funds Developing World Growth and Income Fund — Page 7 of 7